Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Equity
Equity
In February 2016, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $400 million of AerCap ordinary shares through June 30, 2016. We completed this share repurchase program on June 1, 2016.
In May 2016, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through September 30, 2016. We completed this share repurchase program on September 7, 2016.
In August 2016, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through December 31, 2016. We completed this share repurchase program on December 8, 2016.
In November 2016, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through March 31, 2017. We completed this share repurchase program on March 6, 2017.
In February 2017, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $350 million of AerCap ordinary shares through June 30, 2017. We completed this share repurchase program on June 12, 2017.
In May 2017, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $300 million of AerCap ordinary shares through September 30, 2017. In July 2017, this share repurchase program was extended to run through December 31, 2017. We completed this share repurchase program on September 26, 2017.
In July 2017, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through December 31, 2017. In October 2017, this share repurchase program was extended to run through March 31, 2018. We completed this share repurchase program on December 14, 2017.
In October 2017, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $200 million of AerCap ordinary shares through March 31, 2018. We completed this share repurchase program on February 21, 2018.
In February 2018, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $200 million of AerCap ordinary shares through June 30, 2018. As of March 2, 2018, the dollar amount remaining under this share repurchase program was $145.7 million. Please refer to Note 32—Subsequent events for further details.
During the year ended December 31, 2017, we repurchased an aggregate of 23,732,835 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $47.39 per ordinary share.
Between January 1, 2018 and March 2, 2018, we repurchased an aggregate of 4,076,603 of our ordinary shares under our share repurchase programs at an average price, including commissions, of $52.40 per ordinary share.
During the year ended December 31, 2017, our Board of Directors cancelled 20,000,000 ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.
In January 2018, we cancelled 5,000,000 ordinary shares and in March 2018, we cancelled a further 6,000,000 ordinary shares, which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.
Movements in AOCI for the years ended December 31, 2017 and 2016 were as follows:

	Net change in fair value of derivatives	Actuarial gain (loss) on pension obligations	Total
Balance as of December 31, 2015	$(18)	$(6,289)	$(6,307)
Total other comprehensive income (loss)	5,990	(1,452)	4,538
Balance as of December 31, 2016	$5,972	$(7,741)	$(1,769)
Total other comprehensive income	14,918	1,125	16,043
Balance as of December 31, 2017	$20,890	$(6,616)	$14,274